Net Revenue	9 Months Ended
Sep. 30, 2025
Revenue from Contracts with Customers [Abstract]
Net Revenue	Net Revenue
The following table presents the Company’s revenue disaggregated based on revenue source, timing of revenue recognition and the end markets that we serve, for the three and nine month periods ended September 30, 2025 and 2024. The Company believes these categories best depict the nature and timing of revenue:

	Three Months Ended September 30		Nine Months Ended September 30
	2025	2024	2025	2024
Type of goods and services:
Wafer revenue	$1,491	$1,565	$4,410	$4,421
Non wafer revenue	197	174	551	499
Total	$1,688	$1,739	$4,961	$4,920

Timing of revenue recognition:
Revenue recognized over time	$198	$127	$449	$384
Revenue recognized at a point in time	1,490	1,612	4,512	4,536
Total	$1,688	$1,739	$4,961	$4,920

End Markets:
Smart Mobile Devices	$752	$868	$2,021	$2,310
Communications Infrastructure & Datacenter	175	133	521	407
Home and Industrial IoT	258	308	885	912
Automotive	306	256	983	792
Non wafer revenue and other	197	174	551	499
Total	$1,688	$1,739	$4,961	$4,920